Inventories and property, plant and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories	Inventories consist of:

In millions	March 31, 2012	December 31, 2011
Raw materials	$155	$156
Production materials, stores and supplies	88	85
Finished and in-process goods	402	338

	$645	$579

Inventories at December 31, 2011 and 2010 are comprised of:

	December 31,
In millions	2011	2010
Raw materials	$156	$143
Production materials, stores and supplies	85	84
Finished and in-process goods	338	327

	$579	$554